SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[x]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 46	[x]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[x]
Amendment No. 47	[x]

(Check appropriate box or boxes.)

LoCorr Investment Trust
 (Exact Name of Registrant as Specified in Charter)

687 Excelsior Boulevard
Excelsior, MN 55331
(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: 952.767.2920

CT Corporation System
1300 East Ninth Street
Cleveland, OH 44114
(Name and Address of Agent for Service)

With copy to:
JoAnn M. Strasser, Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215

It is proposed that this filing will become effective (check appropriate box):

[ X ]	immediately upon filing pursuant to paragraph (b)
[ ]	on March 1, 2019 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(3)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 46 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, State of Ohio, on the 13th day of March, 2019.

LoCorr Investment Trust

By: /s/ JoAnn M. Strasser
           JoAnn M. Strasser
           Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the 13th day of March, 2019.

Signature	Title(s)
Jon C. Essen*	Trustee, Treasurer and Principal Financial Officer
Gary Jarrett*	Trustee
Kevin M. Kinzie*	Trustee, President and Principal Executive Officer
Mark A. Thompson*	Trustee
Ronald A. Tschetter*	Trustee

*By: /s/ JoAnn M. Strasser
JoAnn M. Strasser
Attorney-in-Fact

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EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

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